SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATE USED FOR FOREIGN CURRENCY TRANSLATION

Translation of amounts from HKD into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2025	HKD 7.78 to $1
December 31, 2024	HKD 7.77 to $1
December 31, 2023	HKD 7.81 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2025	HKD 7.80 to $1
For the year ended December 31, 2024	HKD 7.80 to $1
For the year ended December 31, 2023	HKD 7.83 to $1

Translation of amounts from RMB into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2025	RMB 7.03 to $1
December 31, 2024	RMB 7.19 to $1
December 31, 2023	RMB 7.08 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2025	RMB 7.14 to $1
For the year ended December 31, 2024	RMB 7.12 to $1
For the year ended December 31, 2023	RMB 7.05 to $1

SCHEDULE OF PREPAYMENTS

Prepayments consisted of the following:

	As of December 31,
	2025	2024
Marketing research expenses	$—	$150,624
Prepayment for new product development	—	1,305,406
Prepaid taxes	392,422	383,083
Other	2,869	368,480
Total	$395,291	$2,207,593

SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Category	Estimated useful life	Estimated residual
Office equipment	5-10 years	0-10%
Production equipment	5-10 years	0-10%
Motor vehicles	5 years	0-10%
Leasehold improvements	Over the shorter of remaining lease term or the estimated useful lives of the assets	0

SCHEDULES OF CREDIT RISK

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	For the years ended
	December 31,
	2025		2024		2023
Customer A	$903,119	20.1%	$2,823,568	37.6%	$1,786,656	27.5%
Customer B	1,009,709	22.5%	1,442,988	19.2%	888,595	13.7%
Customer C	1,006,018	22.4%	2,213,651	29.5%	1,723,506	26.5%
Customer D	—	—%	—	—%	1,332,746	20.5%
Customer E	800,950	17.8%	—	—%	—	—%
	$3,719,796	82.8%	$6,480,207	86.3%	$5,731,503	88.2%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of December 31,
	2025		2024
Customer A	$—	—%	$—	—%
Customer B	—	—%	133,665	96.5%
Customer C	—	—%	—	—%
Customer D	—	—%	—	—%
Customer E	230,718	98.1%	—	—%
	$230,718	98.1%	$133,665	96.5%

SCHEDULES OF SUPPLIER RISK

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	Years Ended December 31,
	2025		2024		2023
Supplier A	$463,487	25.5%	$565,540	16.4%	$747,881	22.3%
Supplier B	378,204	20.8%	553,538	16.1%	—	—%
	$841,691	46.3%	$1,119,078	32.5%	$747,881	22.3%

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2025		2024
Supplier A	$260,960	51.7%	$75,513	30.1%
Supplier B	—	—%	77,361	30.8%
Supplier C	—	—%	29,326	11.7%
Supplier D	114,072	22.6%	—	—%
	$375,032	74.3%	$182,200	72.6%